Income Tax/Deferred Tax - Summary of Reconciliation of Income Tax Charged to Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Income Before Income Tax for the Year	$ 1,098,256,600	$ 405,789,858	$ 582,325,236
Current Tax Rate	35.00%	35.00%	35.00%
Income for the Year at Tax Rate	$ (384,389,810)	$ (142,026,450)	$ (203,813,833)
Income for Equity Instruments	2,067,205	(969,455)	(552,741)
Untaxed Income	14,972,358	174,618	2,478,343
Donations and Other Non-deductible Expenses	(1,285,782)	(163,432)	(60,420)
Other	(14,611,318)	(8,078,787)	2,864,898
Inflation effect	(759,274,187)	(509,912,223)	(338,829,697)
Tax Adjustment	0	0	5,424,828
Tax inflation adjustment	727,049,452	554,062,473	331,400,572
Current Income Tax	(594,116,846)	(103,313,095)	(158,553,496)
Deferred Tax Charge	320,169,999	19,764,195	(52,148,902)
Update of the charge tax for inflation effects	(144,377,672)	(20,523,130)	(10,180,267)
Tax Return adjustment from previous fiscal year	2,852,437	(2,841,226)	19,794,615
Total Income Tax Charge for the Year	$ (415,472,082)	$ (106,913,256)	$ (201,088,050)